Intangible assets - Additional Information (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Feb. 05, 2014 EUR (€)	Oct. 31, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jul. 31, 2017 EUR (€)	Apr. 30, 2016 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill							€ 46,289,000	€ 96,968,000	[1]	€ 84,529,000					€ 46,192,000
Purchase of intangible assets							10,375,000	64,130,000	[2]	556,000
Additional considerations							3,685,000	27,020,000
Impairment of intangible assets							43,529,000	0	[3]	0
Total financial liabilities							19,087,000	18,723,000		4,522,000			€ 5,690,000		€ 5,864,000
Amortisation, intangible assets other than goodwill							11,099,000	14,502,000		5,805,000
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill	€ 7,000,000						5,100,000
Purchase of intangible assets	€ 2,000,000.0					€ 6,500,000				13,050,000
Additional considerations		€ 1,000,000
Total financial liabilities										13,100,000				$ 15,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations				€ 7,000,000.0
Payments for milestone			€ 2,700,000
2017 IPH5401 in-licensing agreement with Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Maximum payments to counter party upon achievement of certain milestones					€ 369,000,000.0
Total financial liabilities							0
AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Consideration paid (received)								13,565,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill							5,097,000	7,941,000
Purchase of intangible assets										13,050,000	$ 15,000	€ 6,325,000
Impact of revision of amortization period, intangible assets other than goodwill							1,575,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill								1,800,000
Purchase of intangible assets				€ 7,000,000
Maximum payments to counter party upon achievement of certain milestones							49,000,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill					€ 40,000,000
Impairment of intangible assets							€ 0
Discount rate used in current measurement of fair value less costs of disposal							12.00%
Lumoxiti rights acquired from AstraZeneca under the 2018 AstraZeneca multi-term agreement
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill								47,276,000		€ 29,987,000
Additional considerations								€ 6,455,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.